UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05848

The Gabelli Value 25 Fund Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.
Annual Report — December 31, 2020
(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi
Chief Investment Officer	Co-Chief Investment Officer
BA, Williams College
MBA, Columbia
Business School

To Our Shareholders,

For the year ended December 31, 2020, the net asset value (NAV) total return per Class A Share of The Gabelli Value 25 Fund Inc. was 5.8% compared with a total return of 18.4% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2020.

Performance Discussion (Unaudited)

The investment objective of the Fund is to seek to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). PMV is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this PMV may exist. The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management. The Fund’s assets will be invested primarily in common stock. Many of the common stocks the Fund will buy will not pay dividends. These stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, and the forecasts for the issuer’s industry and the value of the issuer’s assets.

The first quarter of 2020 was one of the worst in stock market history, with the novel coronavirus that causes COVID-19 spreading rapidly around the globe, and societies everywhere responding with various forms of “social distancing,” culminating with most of the global economy being shut down. Government action – both monetary and fiscal – was crucial, and the CARES Act signed into law on March 27 was a good start in providing relief to both individuals and businesses. The Federal Reserve slashed interest rates near zero, and bought securities in a number of asset classes – treasuries, mortgaged backed securities, asset backed securities, corporate credit, loans backed by the Small Business Administration – in order to stabilize markets and the economy. Through June 30, the S&P 500 was off a mere 3%, having rallied almost 40% from its March low. Growth stocks continued their winning streak, powered by Facebook, Amazon, Netflix, Google/Alphabet, Microsoft, and Apple. A preview of what recovery may ultimately bring for stocks occurred briefly in late May/early June when smaller capitalization and value stocks snatched market leadership before reversing.

Stocks continued to rise during the third quarter of 2020, with the S&P 500 up 8.9%, as gains in July and August were partially offset by a decline in September. The main issues the market is grappling with remain largely around the COVID-19 pandemic and how long it will persist. Will “second wave” cases spike significantly higher, leading to a return to more dramatic economic shutdowns? When will therapeutics and vaccines be ready for development and distribution? Despite all the uncertainty and many headwinds, this environment supports a low discount rate and high earnings multiple for stocks. Merger & acquisition activity has also seen a resurgence and financial engineering and share buybacks are beginning to resume.

It took COVID-19 to end the United States’ longest bull market at 131 months, only to give way to its shortest bear market at just over one month. After declining 34% peak-to-trough February to March, the S&P 500 Index ended up 18% for the year, 65% off its March low. Unfortunately, even in the face of rising asset prices and an overall increased savings rate, an extended economic shutdown has strained the balance sheets and impaired the skills of many employees and small business owners.

Among the better performing stocks for the fiscal year were: Sony Corp. ADR (9.3% of net assets as of December 31, 2020), a worldwide designer, producer, and seller of electronic equipment, instruments, and devices saw benefits from the increased stay at home demand with growth in cloud gaming and strong sales of the PlayStation 5 gaming console. Swedish Match AB (6.9%), an international manufacturer of tobacco products, saw increased sales in the nicotine pouch category and benefits from the stay at home demand.

Our weaker performers included Viacom CBS Inc. Class A (9.6%), a worldwide media and entertainment company that saw increasing competition from other stream.

Thank you for your investment in The Gabelli Value 25 Fund. We appreciate your confidence and trust.

Comparative Results

Average Annual Returns through December 31, 2020 (a) (Unaudited)

	1 Year	5 Year	10 Year	15 Year	Since Inception (9/29/89)
Class A (GABVX)	5.83%	7.56%	7.52%	6.71%	9.69%
With sales charge (b)	(0.26)	6.30	6.88	6.29	9.48
S&P 500 Index	18.40	15.22	13.88	9.88	10.21
Class AAA (GVCAX)	5.84	7.57	7.52	6.71	9.69
Class C (GVCCX)	5.03	6.76	6.72	5.92	9.15
With contingent deferred sales charge (c)	4.03	6.76	6.72	5.92	9.15
Class I (GVCIX)	6.28	7.99	7.87	7.00	9.83

In the current prospectuses dated April 30, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 1.41%, 1.41%, 2.16%, and 1.16% respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.41%, 1.41%, 2.16%, and 1.00%, respectively. See page 10 for the expense ratios for the year ended December 31, 2020. The contractual reimbursement for Class I Shares is in effect through April 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses associated with these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE GABELLI VALUE 25 FUND INC. (CLASS A SHARES) AND S&P 500 INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Value 25 Fund Inc.
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2020 through December 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio.

It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2020.

	Beginning Account Value 07/01/20	Ending Account Value 12/31/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Value 25 Fund Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,256.20	1.41%	$ 8.00
Class A	$1,000.00	$1,254.90	1.41%	$ 7.99
Class C	$1,000.00	$1,251.50	2.15%	$12.17
Class I	$1,000.00	$1,258.80	1.00%	$ 5.68
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.41%	$ 7.15
Class A	$1,000.00	$1,018.05	1.41%	$ 7.15
Class C	$1,000.00	$1,014.33	2.15%	$10.89
Class I	$1,000.00	$1,020.11	1.00%	$ 5.08

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2020:

The Gabelli Value 25 Fund Inc.

Broadcasting	14.7%
Entertainment	11.0%
Electronics	10.3%
Consumer Products	9.5%
Financial Services	8.0%
Metals and Mining	6.9%
Cable and Satellite	6.4%
Environmental Services	5.1%
Diversified Industrial	4.9%
Food and Beverage	4.4%
Aerospace	3.8%
Automotive: Parts and Accessories	2.4%
Machinery	2.2%
Energy and Utilities	2.1%
Business Services	1.5%
Equipment and Supplies	1.3%
Hotels and Gaming	1.2%
Automotive	1.2%
Real Estate	1.2%
Telecommunications	0.6%
Communications Equipment	0.6%
Wireless Communications	0.5%
Building and Construction	0.5%
Other Assets and Liabilities (Net)	(0.3)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.
Schedule of Investments — December 31, 2020

Shares		Cost	Market Value
	COMMON STOCKS — 100.1%
	Aerospace — 3.8%
223,000	Aerojet Rocketdyne Holdings Inc.†	$1,477,889	$11,785,550
	Automotive — 1.2%
85,000	Navistar International Corp.†	2,034,091	3,736,600
	Automotive: Parts and Accessories — 2.4%
32,000	Garrett Motion Inc.†	176,294	141,760
73,000	Genuine Parts Co.	1,559,527	7,331,390
		1,735,821	7,473,150
	Broadcasting — 14.7%
7,000	Liberty Broadband Corp., Cl. A†	314,951	1,103,060
46,500	Liberty Broadband Corp., Cl. C†	886,873	7,364,205
105,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	560,766	4,568,550
166,000	MSG Networks Inc., Cl. A†	76,944	2,446,840
787,000	ViacomCBS Inc., Cl. A	21,395,312	29,764,340
		23,234,846	45,246,995
	Building and Construction — 0.5%
30,000	Johnson Controls International plc	435,269	1,397,700
	Business Services — 1.5%
122,000	Macquarie Infrastructure Corp.	3,486,293	4,581,100
	Cable and Satellite — 6.4%
76,000	AMC Networks Inc., Cl. A†	0	2,718,520
130,000	Comcast Corp., Cl. A	1,927,375	6,812,000
154,000	DISH Network Corp., Cl. A†	3,041,768	4,980,360
76,000	EchoStar Corp., Cl. A†	1,468,469	1,610,440
49,000	Liberty Global plc, Cl. A†	335,566	1,186,780
38,000	Liberty Global plc, Cl. C†	237,905	898,700
36,000	Rogers Communications Inc., Cl. B	111,369	1,677,240
		7,122,452	19,884,040
	Communications Equipment — 0.6%
85,000	Loral Space & Communications Inc.	3,855,918	1,784,150
	Consumer Products — 9.3%
71,000	Edgewell Personal Care Co.	1,612,497	2,455,180
54,500	Energizer Holdings Inc.	1,293,407	2,298,810
250,000	Qurate Retail Inc., Cl. A	1,800,928	2,742,500
274,000	Swedish Match AB	3,802,710	21,240,362
		8,509,542	28,736,852
	Diversified Industrial — 4.9%
36,160	Ampco-Pittsburgh Corp.†	146,989	198,157
77,000	Crane Co.	1,955,894	5,979,820
38,000	DuPont de Nemours Inc.	2,011,941	2,702,180
Shares		Cost	Market Value
29,000	Honeywell International Inc.	$607,336	$6,168,300
		4,722,160	15,048,457
	Electronics — 10.3%
135,000	Resideo Technologies Inc.†	1,500,176	2,870,100
285,000	Sony Corp., ADR	4,760,336	28,813,500
		6,260,512	31,683,600
	Energy and Utilities — 2.1%
160,000	National Fuel Gas Co.	7,040,288	6,580,800
	Entertainment — 11.0%
40,000	Discovery Inc., Cl. A†	369,758	1,203,600
175,000	Discovery Inc., Cl. C†	2,448,281	4,583,250
48,000	Fox Corp., Cl. A	1,957,991	1,397,760
338,000	Grupo Televisa SAB, ADR†	3,323,362	2,785,120
20,000	Liberty Media Corp.- Liberty Braves, Cl. A†	402,760	497,400
107,040	Liberty Media Corp.- Liberty Braves, Cl. C†	1,849,967	2,663,155
58,500	Madison Square Garden Entertainment Corp.†	329,803	6,144,840
52,500	Madison Square Garden Sports Corp.†	112,251	9,665,250
28,000	The Walt Disney Co.†	759,162	5,073,040
		11,553,335	34,013,415
	Environmental Services — 5.1%
105,500	Republic Services Inc.	1,289,028	10,159,650
55,000	Waste Connections Inc.	1,708,181	5,641,350
		2,997,209	15,801,000
	Equipment and Supplies — 1.3%
56,000	CIRCOR International Inc.†	631,782	2,152,640
50,000	Flowserve Corp.	191,155	1,842,500
		822,937	3,995,140
	Financial Services — 8.0%
109,000	American Express Co.	2,790,034	13,179,190
200,000	The Bank of New York Mellon Corp.	6,103,862	8,488,000
10,000	The Goldman Sachs Group Inc.	1,980,990	2,637,100
10,000	Wells Fargo & Co.	226,566	301,800
		11,101,452	24,606,090
	Food and Beverage — 4.4%
56,500	Diageo plc, ADR.	2,029,218	8,972,765
80,000	Mondelēz International Inc., Cl. A	1,955,447	4,677,600
		3,984,665	13,650,365
	Hotels and Gaming — 1.2%
56,000	Ryman Hospitality Properties Inc., REIT	1,318,451	3,794,560
	Machinery — 2.2%
183,744	CNH Industrial NV†	1,331,785	2,359,273

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — December 31, 2020

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
100,000	CNH Industrial NV, Borsa Italiana†	$842,948	$1,261,353
32,000	Xylem Inc.	679,051	3,257,280
		2,853,784	6,877,906
	Metals and Mining — 6.9%
357,000	Newmont Corp.	6,803,511	21,380,730
	Real Estate — 1.2%
58,200	Indus Realty Trust Inc.†	956,316	3,637,500
	Telecommunications — 0.6%
102,000	Telephone and Data Systems Inc.	2,261,650	1,894,140
	Wireless Communications — 0.5%
46,000	United States Cellular Corp.†	1,979,864	1,411,740
	TOTAL COMMON STOCKS	116,548,255	309,001,580
Shares		Cost	Market Value
	PREFERRED STOCKS — 0.2%
	Consumer Products — 0.2%
6,000	Qurate Retail Inc., 8.000%, 03/15/31	$619,036	$594,000

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
25,000	Ampco-Pittsburgh Corp., expire 08/01/25†	17,080	22,000

	TOTAL INVESTMENTS — 100.3%	$117,184,371	309,617,580

	Other Assets and Liabilities (Net) — (0.3)%		(785,071)
	NET ASSETS — 100.0%		$308,832,509

†	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities December 31, 2020

Assets:
Investments, at value (cost $117,184,371)	$309,617,580
Receivable for investments sold	387,282
Receivable for Fund shares sold	101,202
Receivable from Adviser	3,485
Dividends receivable	704,055
Prepaid expenses	41,949
Total Assets	310,855,553
Liabilities:
Payable to custodian	793,056
Payable for investments purchased	75,543
Payable for Fund shares redeemed	637,385
Payable for investment advisory fees	259,334
Payable for distribution fees	55,580
Payable for accounting fees	3,750
Other accrued expenses	198,396
Total Liabilities	2,023,044
Net Assets
(applicable to 23,105,791 shares outstanding)	$308,832,509
Net Assets Consist of:
Paid-in capital	$117,146,139
Total distributable earnings	191,686,370
Net Assets	$308,832,509
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,466,517 ÷ 184,928 shares outstanding; 50,000,000 shares authorized)	$13.34
Class A:
Net Asset Value and redemption price per share ($256,601,004 ÷ 19,146,501 shares outstanding; 100,000,000 shares authorized)	$13.40
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.22
Class C:
Net Asset Value and offering price per share ($1,548,306 ÷ 164,936 shares outstanding; 50,000,000 shares authorized)	$9.39	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($48,216,682 ÷ 3,609,426 shares outstanding; 50,000,000 shares authorized)	$13.36

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Year Ended December 31, 2020

Investment Income:
Dividends (net of foreign withholding taxes of $146,671)	$5,427,365
Interest	8,201
Total Investment Income	5,435,566
Expenses:
Investment advisory fees.	2,866,631
Distribution fees - Class AAA	5,746
Distribution fees - Class A	594,866
Distribution fees - Class C	19,042
Shareholder services fees	152,686
Shareholder communications expenses	77,967
Legal and audit fees	75,233
Registration expenses	65,355
Directors’ fees	59,000
Accounting fees	45,000
Custodian fees	40,703
Interest expense	11
Miscellaneous expenses	30,688
Total Expenses	4,032,928
Less:
Expense reimbursements (See Note 3)	(84,966)
Expenses paid indirectly by broker (See Note 6)	(3,973)
Total Reimbursements and Credits	(88,939)
Net Expenses	3,943,989
Net Investment Income	1,491,577
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	28,440,406
Net realized gain on foreign currency transactions	2,398
Net realized gain on investments and foreign currency transactions	28,442,804
Net change in unrealized appreciation/depreciation: on investments	(18,522,700)
on foreign currency translations	42,505
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(18,480,195)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	9,962,609
Net Increase in Net Assets Resulting from Operations	$11,454,186

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income	$1,491,577	$1,045,932
Net realized gain on investments and foreign currency transactions	28,442,804	33,958,886
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(18,480,195)	23,476,204
Net Increase in Net Assets Resulting from Operations	11,454,186	58,481,022
Distributions to Shareholders:
Accumulated earnings
Class AAA	(207,169)	(301,565)
Class A	(22,196,379)	(27,119,154)
Class C	(172,753)	(393,940)
Class I	(4,374,271)	(5,242,071)
Total Distributions to Shareholders	(26,950,572)	(33,056,730)
Capital Share Transactions:
Class AAA	(541,533)	(932,134)
Class A	(17,772,128)	(15,808,781)
Class C	(1,364,802)	(3,807,148)
Class I	(2,748,716)	1,898,883
Net Decrease in Net Assets from Capital Share Transactions	(22,427,179)	(18,649,180)
Redemption Fees	174	4,156
Net Increase/(Decrease) in Net Assets	(37,923,391)	6,779,268
Net Assets:
Beginning of year	346,755,900	339,976,632
End of year	$308,832,509	$346,755,900

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets / Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursements	Operating Expenses Net of Reimbursements(c)		Portfolio Turnover Rate
Class AAA
2020	$13.79	$0.05	$0.75	$0.80	$(0.06)	$(1.19)	$(1.25)	$0.00	$13.34	5.8%	$2,467	0.43%	1.44%	1.44%		4%
2019	12.91	0.03	2.27	2.30	(0.03)	(1.39)	(1.42)	0.00	13.79	17.8	3,172	0.22	1.41	1.41		3
2018	15.41	0.00 (b)	(1.27)	(1.27)	0.00 (b)	(1.23)	(1.23)	0.00	12.91	(8.2)	3,774	0.03	1.44	1.44		2
2017	14.61	0.01	1.85	1.86	(0.02)	(1.04)	(1.06)	0.00	15.41	12.7	4,542	0.09	1.41	1.41		2
2016	14.07	0.07	1.57	1.64	(0.07)	(1.03)	(1.10)	0.00	14.61	11.6	4,103	0.48	1.40	1.40		2
Class A
2020	$13.85	$0.06	$0.74	$0.80	$(0.06)	$(1.19)	$(1.25)	$0.00	$13.40	5.8%	$256,601	0.46%	1.44%	1.44%		4%
2019	12.96	0.03	2.28	2.31	(0.03)	(1.39)	(1.42)	0.00	13.85	17.8	286,925	0.24	1.41	1.41		3
2018	15.48	0.00 (b)	(1.29)	(1.29)	0.00 (b)	(1.23)	(1.23)	0.00	12.96	(8.2)	281,613	0.03	1.44	1.44		2
2017	14.66	0.01	1.86	1.87	(0.01)	(1.04)	(1.05)	0.00	15.48	12.8	362,729	0.09	1.41	1.41		2
2016	14.12	0.07	1.57	1.64	(0.07)	(1.03)	(1.10)	0.00	14.66	11.6	386,700	0.48	1.40	1.40		2
Class C
2020	$10.08	$(0.03)	$0.53	$0.50	—	$(1.19)	$(1.19)	$0.00	$9.39	5.0%	$1,548	(0.38)%	2.19%	2.19%		4%
2019	9.80	(0.05)	1.72	1.67	—	(1.39)	(1.39)	0.00	10.08	17.0	3,265	(0.50)	2.16	2.16		3
2018	12.12	(0.09)	(1.00)	(1.09)	—	(1.23)	(1.23)	0.00	9.80	(8.9)	6,528	(0.72)	2.19	2.19		2
2017	11.77	(0.08)	1.47	1.39	—	(1.04)	(1.04)	0.00	12.12	11.8	8,351	(0.67)	2.16	2.16		2
2016	11.55	(0.03)	1.28	1.25	—	(1.03)	(1.03)	0.00	11.77	10.8	11,171	(0.27)	2.15	2.15		2
Class I
2020	$13.81	$0.11	$0.75	$0.86	$(0.12)	$(1.19)	$(1.31)	$0.00	$13.36	6.3%	$48,217	0.90%	1.19%	1.00	%(d)	4%
2019	12.93	0.10	2.27	2.37	(0.10)	(1.39)	(1.49)	0.00	13.81	18.3	53,394	0.65	1.16	1.00	(d)	3
2018	15.45	0.07	(1.28)	(1.21)	(0.08)	(1.23)	(1.31)	0.00	12.93	(7.8)	48,062	0.47	1.19	1.00	(d)	2
2017	14.64	0.08	1.85	1.93	(0.08)	(1.04)	(1.12)	0.00	15.45	13.2	60,554	0.50	1.16	1.00	(d)	2
2016	14.10	0.12	1.57	1.69	(0.12)	(1.03)	(1.15)	0.00	14.64	11.9	46,922	0.79	1.15	1.13	(d)	2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(d)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.
Notes to Financial Statements

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland and commenced investment operations on September 29, 1989. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Value 25 Fund Inc.
Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 12/31/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$309,001,580	$309,001,580
Preferred Stocks (a)	594,000	594,000
Warrants (a)	22,000	22,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$309,617,580	$309,617,580

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2020 or December 31, 2019.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Value 25 Fund Inc.
Notes to Financial Statements (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established

The Gabelli Value 25 Fund Inc.
Notes to Financial Statements (Continued)

by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2020, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization, prior year long term capital gain reversal on real estate investment trusts, and tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2020, reclassifications were made to increase paid-in capital by $1,945,001, with an offsetting adjustment to total distributable earnings.

The Gabelli Value 25 Fund Inc.
Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2020 and 2019 was as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$1,582,090	$1,173,912
Net long term capital gains	27,385,634	34,010,094
Total distributions paid	$28,967,724	$35,184,006

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2020, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed Ordinary Income	$2,914
Undistributed long term capital gains	62,909
Net unrealized appreciation on investments and foreign currency translations	191,620,547
Total	$191,686,370

At December 31, 2020, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes and tax basis adjustments on investments in real estate investment trusts.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$118,027,193	$197,499,225	$(5,908,838)	$191,590,387

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2020, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the

The Gabelli Value 25 Fund Inc.
Notes to Financial Statements (Continued)

Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Since October 1, 2016, the Adviser has continually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I. This contractual agreement is renewable annually and is in place until at least April 30, 2021. At December 31, 2020, the cumulative amount which the Fund may repay the Adviser is $278,417.

For the year ended December 31, 2018, expiring December 31, 2021	107,706
For the year ended December 31, 2019, expiring December 31, 2022	85,745
For the year ended December 31, 2020, expiring December 31, 2023	84,966
$278,417

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receives an annual fee of $2,000. The Chairman of the Nominating Committee receives an annual fee of $2,500. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2020, other than short term securities and U.S. Government obligations, aggregated $12,790,727 and $59,887,291, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2020, the Fund paid $8,886 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,482 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,973.

The Gabelli Value 25 Fund Inc.
Notes to Financial Statements (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2020, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2020 and 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	16,482	$198,929	33,243	$454,241
Shares issued upon reinvestment of distributions	14,820	196,219	20,261	279,404
Shares redeemed	(76,405)	(936,681)	(115,894)	(1,665,779)
Net decrease	(45,103)	$(541,533)	(62,390)	$(932,134)
Class A
Shares sold	153,579	$1,963,971	305,518	$4,428,447
Shares issued upon reinvestment of distributions	1,602,189	21,325,134	1,870,240	25,902,820
Shares redeemed	(3,324,167)	(41,061,233)	(3,186,378)	(46,140,048)
Net decrease	(1,568,399)	$(17,772,128)	(1,010,620)	$(15,808,781)
Class C
Shares sold	9,001	$82,471	27,357	$279,119
Shares issued upon reinvestment of distributions	18,536	172,753	36,955	372,137
Shares redeemed	(186,551)	(1,620,026)	(406,190)	(4,458,404)
Net decrease	(159,014)	$(1,364,802)	(341,878)	$(3,807,148)
Class I
Shares sold	199,982	$2,442,377	227,995	$3,298,971
Shares issued upon reinvestment of distributions	318,889	4,228,468	358,981	4,953,942
Shares redeemed	(776,629)	(9,419,561)	(438,059)	(6,354,030)
Net increase/(decrease)	(257,758)	$(2,748,716)	148,917	$1,898,883

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Value 25 Fund Inc.
Notes to Financial Statements (Continued)

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value 25 Fund Inc.
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
The Gabelli Value 25 Fund Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Value 25 Fund Inc. (the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York
February 26, 2021

We have served as the auditor of one or more investment companies in the Gabelli/GAMCO Fund Complex since 1986.

The Gabelli Value 25 Fund Inc.
Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value 25 Fund Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]
INTERESTED DIRECTOR[4]:
Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 78	Since 1989	33	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)
INDEPENDENT DIRECTORS[5]:
Anthony J. Colavita[6] Director Age: 85	Since 1989	20	President of the law firm of Anthony J. Colavita, P.C.	—
Robert J. Morrissey Director Age: 81	Since 1989	7	Partner in the law firm of Morrissey, Hawkins & Lynch	Chairman of the Board of Directors, Belmont Savings Bank
Kuni Nakamura Director Age: 52	Since 2016	33	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate); Trustee on Long Island University Board of Trustees	—

The Gabelli Value 25 Fund Inc.
Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
Bruce N. Alpert President Age: 69	Since 1989	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Chief Executive Officer of G.distributors, LLC (January 2020-November 2020)
John C. Ball Treasurer Age: 44	Since 2017	Treasurer of registered investment companies within the Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017
Peter Goldstein Secretary and Vice President Age: 67	Since 2020	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)
Richard J. Walz Chief Compliance Officer Age: 61	Since 2013	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013; Chief Compliance Office for Gabelli Funds, LLC since 2015

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. For officers, includes time served in other officer positions with the Fund.
[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.
[4]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.
[5]	Directors who are not interested persons are considered “Independent” Directors.
[6]	Mr. Colavita’s son, Anthony S. Colavita, serves as a director of other funds in the Gabelli/GAMCO Fund Complex.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI VALUE 25 FUND INC.
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

2020 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2020, the Fund paid to shareholders ordinary income distributions comprised of net investment income totaling $0.0587, $0.0599, and $0.1187 per share for Class AAA, Class A, and Class I Shares, respectively, and long term capital gains totaling $27,385,634 or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2020, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.15% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income

The percentage of the ordinary income distribution paid by the Fund during 2020 which was derived from U.S. Treasury securities was 0.14%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Value 25 Fund did not meet this strict requirement in 2020. There were no U.S. Government securities held as of December 31, 2020. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Kuni Nakamura
President,
Advanced Polymer, Inc.

OFFICERS

Bruce N. Alpert
President

John C. Ball
Treasurer

Peter Goldstein
Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York
Mellon

TRANSFER AGENT
AND DIVIDEND DISBURSING
AGENT
DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q420AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Kuni Nakamura is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,166 for 2019 and $45,049 for 2020.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2020.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,250 for 2019 and $4,335 for 2020. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2019 and $0 for 2020.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2020.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.
(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     The Gabelli Value 25 Fund Inc.

By (Signature and Title)*  /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date                                 March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date                                 March 8, 2021

By (Signature and Title)*   /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date                                 March 8, 2021

* Print the name and title of each signing officer under his or her signature.